UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 101.0%
Consumer Discretionary 24.8%
Diversified Consumer Services 0.8%
Capella Education Co.* (a)	30,700	1,831,255
Hotels Restaurants & Leisure 8.7%
Buffalo Wild Wings, Inc.* (a)	247,280	6,139,962
McCormick & Schmick's Seafood Restaurants, Inc.* (a)	178,600	1,721,704
Orient-Express Hotels Ltd. "A"	174,110	7,563,339
Pinnacle Entertainment, Inc.* (a)	188,600	1,978,414
Red Robin Gourmet Burgers, Inc.* (a)	79,400	2,202,556

		19,605,975
Specialty Retail 13.2%
bebe stores, inc. (a)	362,060	3,479,396

Cabela's, Inc.* (a)	195,000	2,146,950
Children's Place Retail Stores, Inc.*	124,700	4,501,670
Citi Trends, Inc.* (a)	188,700	4,275,942
Guess?, Inc.	333,600	12,493,320
Zumiez, Inc.* (a)	161,400	2,676,012

		29,573,290
Textiles, Apparel & Luxury Goods 2.1%
Volcom, Inc.* (a)	200,200	4,790,786
Consumer Staples 3.8%
Food Products 1.3%
Green Mountain Coffee Roasters, Inc.* (a)	79,700	2,994,329
Personal Products 2.5%
American Oriental Bioengineering, Inc.* (a)	562,300	5,549,901
Energy 13.3%
Energy Equipment & Services 6.1%
Atwood Oceanics, Inc.*	67,700	8,417,818
Dril-Quip, Inc.*	72,200	4,548,600
Tesco Corp.*	23,400	747,630

		13,714,048
Oil, Gas & Consumable Fuels 7.2%
Carrizo Oil & Gas, Inc.* (a)	103,440	7,043,230
EXCO Resources, Inc.*	173,810	6,415,327
Holly Corp.	77,000	2,842,840

		16,301,397
Financials 7.7%
Capital Markets 4.5%
E*TRADE Financial Corp.* (a)	635,500	1,995,470
FCStone Group, Inc.*	69,200	1,932,756
Waddell & Reed Financial, Inc. "A"	174,500	6,109,245

		10,037,471
Diversified Financial Services 1.5%
Portfolio Recovery Associates, Inc.* (a)	91,090	3,415,875
Insurance 1.7%
eHealth, Inc.* (a)	218,600	3,860,476
Health Care 11.0%
Health Care Providers & Services
Air Methods Corp.*	72,000	1,800,000
Centene Corp.*	136,700	2,295,193
Genoptix, Inc.*	70,800	2,233,740
Gentiva Health Services, Inc.*	132,500	2,524,125
inVentiv Health, Inc.* (a)	166,810	4,635,650
Providence Service Corp.* (a)	283,070	5,975,608
Psychiatric Solutions, Inc.*	83,200	3,148,288
WellCare Health Plans, Inc.*	61,500	2,223,225

		24,835,829
Industrials 11.1%
Aerospace & Defense 3.3%
BE Aerospace, Inc.*	215,240	5,012,940
Curtiss-Wright Corp.	53,500	2,393,590

		7,406,530

Commercial Services & Supplies 6.0%
Heidrick & Struggles International, Inc.	98,400	2,719,776
Hill International, Inc.*	240,900	3,960,396
Huron Consulting Group, Inc.*	97,200	4,407,048
Korn/Ferry International* (a)	153,900	2,420,847

		13,508,067
Electrical Equipment 1.8%
Baldor Electric Co. (a)	116,900	4,089,162
Information Technology 28.0%
Communications Equipment 2.0%
Foundry Networks, Inc.*	376,900	4,454,958
Electronic Equipment & Instruments 3.5%
Itron, Inc.*	79,270	7,796,204
Internet Software & Services 7.6%
Bankrate, Inc.* (a)	53,100	2,074,617
DealerTrack Holdings, Inc.* (a)	176,400	2,489,004
Equinix, Inc.* (a)	31,100	2,774,742
LoopNet, Inc.* (a)	416,800	4,709,840
Omniture, Inc.*	139,000	2,581,230
Perficient, Inc.* (a)	268,400	2,592,744

		17,222,177
IT Services 4.2%
CyberSource Corp.*	358,800	6,002,724
Forrester Research, Inc.*	111,900	3,455,472

		9,458,196
Semiconductors & Semiconductor Equipment 6.3%
Atheros Communications* (a)	167,900	5,037,000
Cavium Networks, Inc.* (a)	105,300	2,211,300
Netlogic Microsystems, Inc.* (a)	104,600	3,472,720
Tessera Technologies, Inc.*	217,000	3,552,290

		14,273,310
Software 4.4%
Blackboard, Inc.*	142,500	5,447,775
FalconStor Software, Inc.* (a)	329,200	2,330,736
Informatica Corp.*	143,400	2,156,736

		9,935,247
Materials 1.3%
Chemicals
Flotek Industries, Inc.* (a)	139,000	2,866,180

Total Common Stocks (Cost $223,852,921)		227,520,663
Warrants 0.0%
Lantronix, Inc., Expiration Date 2/9/2011* (Cost $0)	865	150
Securities Lending Collateral 27.9%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $62,774,496)	62,774,496	62,774,496
Cash Equivalents 1.7%
Cash Management QP Trust, 2.49% (b) (Cost $3,792,403)	3,792,403	3,792,403

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $290,419,820) †	130.6	294,087,712
Other Assets and Liabilities, Net	(30.6)	(68,846,947)

Net Assets	100.0	225,240,765

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $290,427,054. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $3,660,658. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,283,075 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,622,417.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $60,298,963 which is 26.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008